UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    -----------

       First Trust Senior Floating Rate Income Fund II (formerly known as
         First Trust/Four Corners Senior Floating Rate Income Fund II)
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      -------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
     ----------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                   Date of reporting period: August 31, 2011
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b)
AUGUST 31, 2011 (UNAUDITED)


    PRINCIPAL                                                   RATINGS (c)                      STATED
      VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------    -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - 147.2%

                  ADVERTISING - 2.0%
$      6,784,151  Clear Channel Communications,
                      Inc., Term Loan B .................    Caa1      CCC+         3.87%        01/29/16     $   5,122,034
       2,000,000  Mood Media Corp., Term Loan,               Ba3       B
                      First Lien ........................                           7.00%        05/06/18         1,895,000
                                                                                                              -------------
                                                                                                                  7,017,034
                                                                                                              -------------

                  AEROSPACE & DEFENSE - 7.0%
       2,000,000  Aeroflex, Inc., Term Loan B............    B1        BB-          4.25%        05/09/18         1,870,000
       1,582,109  DAE Aviation Holdings, Inc.,
                      Term Loan B1 ......................    B2        B            5.26%        07/31/14         1,479,271
       1,520,151  DAE Aviation Holdings, Inc.,               B2        B
                      Term Loan B2 ......................                       5.22%-5.26%      07/31/14         1,421,341
       5,218,095  DynCorp International, Inc.,
                      Term Loan .........................    Ba2       BB-          6.25%        07/07/16         4,989,803
       2,319,621  GenCorp, Inc., Synthetic                   Ba1       BB-
                      Letter of Credit ..................                           3.48%        04/30/13         2,273,229
       1,176,747  GenCorp, Inc., Term Loan...............    Ba1       BB-          3.48%        04/30/13         1,153,212
       1,990,000  Pelican Products, Inc., Term
                      Loan ..............................    NR (f)    NR (f)       5.00%        03/07/17         1,930,300
       2,227,351  Robertson Fuel Systems, LLC,               NR (f)    NR (f)
                      Term Loan .........................                       2.97%-5.00%      04/19/13         2,127,121
       3,992,915  TASC, Inc., Term Loan B................    Ba2       BB           4.50%        12/18/15         3,783,287
       2,985,000  Transdigm, Inc., Term Loan B ..........    Ba2       BB-          4.00%        02/18/17         2,855,651
                                                                                                              -------------
                                                                                                                 23,883,215
                                                                                                              -------------

                  AGRICULTURAL PRODUCTS - 1.1%
       1,408,511  Dole Food Company, Inc., Term
                      Loan B2 ...........................    Ba2       BB-      5.00%-6.00%      07/08/18         1,355,692
       2,615,806  Dole Food Company, Inc., Term
                      Loan C2 ...........................    Ba2       BB-      5.00%-6.00%      07/08/18         2,517,713
                                                                                                              -------------
                                                                                                                  3,873,405
                                                                                                              -------------

                  ALTERNATIVE CARRIERS - 4.0%
       5,985,000  Intelsat Jackson Holdings
                      S.A., Term Loan B .................    B1        BB-          5.25%        04/02/18         5,710,689
       1,000,000  Level 3 Financing, Inc., Term
                      Loan A ............................    B1        B+       2.49%-2.50%      03/13/14           930,000
       4,000,000  Level 3 Financing, Inc., Term
                      Loan B2 ...........................    B1        B+           5.75%        09/01/18         3,765,000
       3,106,210  Telesat Canada, U.S. Term
                      Loan I ............................    B1        BB-          3.23%        10/31/14         2,937,698
         266,812  Telesat Canada, U.S. Term
                      Loan II ...........................    B1        BB-          3.23%        10/31/14           252,338
                                                                                                              -------------
                                                                                                                 13,595,725
                                                                                                              -------------

                                      See Notes to Quarterly Portfolio of Investments                                Page 1



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


    PRINCIPAL                                                   RATINGS (c)                      STATED
      VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------    -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

                  APPAREL RETAIL - 1.1%
$      4,000,000  Neiman Marcus Group, Term                  B2        BB-
                      Loan ..............................                           4.75%        05/16/18     $   3,692,000
                                                                                                              -------------

                  APPLICATION SOFTWARE - 4.3%
       1,990,000  Bentley Systems, Inc., Term                Ba3       BB+
                      Loan B ............................                           5.75%        12/29/16         1,930,300
       2,487,500  CCC Information Systems,                   B1        B+
                      Inc., Term Loan B .................                           5.50%        11/11/15         2,425,313
       4,000,000  Eagle Parent, Inc., Term Loan              Ba3       B+
                      B .................................                           5.00%        05/16/18         3,706,668
       1,990,000  Property Data, Inc., Term                  Ba3       B+
                      Loan ..............................                           7.00%        01/04/17         1,850,700
       2,500,000  Trizetto Group, Inc., Term                 B1        BB-
                      Loan B ............................                           4.75%        05/02/18         2,312,500
       2,493,750  Verint Systems, Inc., Term                 B1        B+
                      Loan B, First Lien ................                           4.50%        10/29/17         2,385,688
                                                                                                              -------------
                                                                                                                 14,611,169
                                                                                                              -------------

                  ASSET MANAGEMENT & CUSTODY BANKS - 5.7%
       1,313,950  Grosvenor Capital Management
                      Holdings, LLP, Term Loan ..........    NR (f)    NR (f)       4.25%        12/05/16         1,307,380
       2,265,024  Harbourvest Partners L.P.,
                      Term Loan B .......................    NR (f)    NR (f)       6.25%        12/19/16         2,197,073
       5,758,036  LPL Holdings, Inc., Term Loan .........    Ba3       BB-          5.25%        06/28/17         5,671,666
       3,000,000  Mondrian Investment Partners
                      Ltd., Term Loan B .................    Ba2       BB           5.50%        07/14/18         2,887,500
       1,326,667  Munder Capital Management,
                      Incremental Term Loan .............    NR (f)    NR (f)       6.00%        03/23/15         1,326,667
       6,704,791  Nuveen Investments, Inc.,
                      Extended Term Loan ................    B2        B        5.75%-5.81%      05/13/17         6,235,455
                                                                                                              -------------
                                                                                                                 19,625,741
                                                                                                              -------------

                  AUTO PARTS & EQUIPMENT - 3.7%
       1,500,000  Autoparts Holdings Ltd., Term
                      Loan, First Lien ..................    B1        B+           6.50%        08/04/17         1,470,000
       3,990,000  HHI Holdings, LLC, Term Loan
                      B .................................    B2        B+       7.00%-7.75%      03/21/17         3,790,500
       3,990,000  Metaldyne, LLC, Term Loan B ...........    B1        B+           5.25%        05/18/17         3,810,450
       1,846,267  Tomkins, PLC, Term Loan B..............    Ba2       BB           4.25%        09/29/16         1,790,879
       1,990,000  Transtar Holding Co., Term
                      Loan, First Lien ..................    Ba3       BB-          4.50%        12/21/16         1,890,500
                                                                                                              -------------
                                                                                                                 12,752,329
                                                                                                              -------------

                  AUTOMOTIVE RETAIL - 1.2%
       2,500,000  KAR Holdings, Inc., Term Loan
                      B .................................    Ba3       BB-          5.00%        05/19/17         2,387,500

Page 2                                See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


    PRINCIPAL                                                   RATINGS (c)                      STATED
      VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------    -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

                  AUTOMOTIVE RETAIL - (Continued)
$      2,000,000  Pilot Travel Centers, LLC,
                      Term Loan B .......................    Ba2        BB+         4.25%        03/30/18     $   1,897,500
                                                                                                              -------------
                                                                                                                  4,285,000
                                                                                                              -------------

                  BIOTECHNOLOGY - 1.4%
       5,000,000  Grifols, SA, Term Loan B...............    Ba3        BB          6.00%        12/31/16         4,900,000
                                                                                                              -------------

                  BROADCASTING - 3.3%
       1,000,000  Cumulus Media Holdings, Inc.,
                      Term Loan, First Lien .............    Ba2       BB           5.75%        07/29/18           925,000
       1,000,000  Cumulus Media Holdings, Inc.,
                      Term Loan, Second Lien ............    B2        B-           7.50%        01/29/19           930,000
       4,412,258  FoxCo Acquisition, LLC, Term
                      Loan B ............................    B1        B+           4.75%        07/14/15         4,125,461
       1,350,322  Gray Television, Inc., Term
                      Loan B ............................    B2        B            3.71%        12/31/14         1,249,048
       1,500,000  Hubbard Radio, LLC, Term Loan..........    Ba3       B+           5.25%        04/28/17         1,425,000
       2,000,000  Raycom TV Broadcasting, LLC,
                      Term Loan B .......................    NR        NR           4.50%        06/02/17         1,875,000
         827,222  Sinclair Broadcasting Group,               Baa3      BB+
                      Term Loan B .......................                           4.00%        10/28/16           812,746
                                                                                                              -------------
                                                                                                                 11,342,255
                                                                                                              -------------

                  CABLE & SATELLITE - 3.2%
       1,792,547  Atlantic Broadband Finance,                Ba3       B+
                      LLC, Term Loan ....................                           4.00%        03/08/16         1,713,376
       1,990,000  Bresnan Broadband Holdings,                Ba3       BB+
                      LLC, Term Loan B ..................                           4.50%        12/14/17         1,907,913
       5,591,330  CSC Holdings, Inc., Term Loan              Baa3      BBB-
                      B3, Extended Maturity .............                           1.97%        03/29/16         5,294,290
       1,990,000  Knology, Inc., Term Loan B.............    B1        B+           4.00%        08/18/17         1,890,500
                                                                                                              -------------
                                                                                                                 10,806,079
                                                                                                              -------------

                  CASINOS & GAMING - 5.4%
       1,995,000  Ameristar Casinos, Inc., Term
                      Loan B ............................    Ba3       BB+          4.00%        04/16/18         1,901,899
       2,894,939  CCM Merger, Inc., Term Loan B..........    B3        B+           7.00%        03/01/17         2,808,091
       5,000,000  Harrah's Entertainment, Inc.,
                      Term Loan B2 ......................    B3        B        3.22%-3.25%      01/28/15         4,295,835
       1,990,000  Isle of Capri Casinos, Term
                      Loan B ............................    Ba3       BB-          4.75%        03/25/17         1,903,767
       2,000,000  ROC Finance, LLC, Term Loan ...........    Ba3       BB-          8.50%        08/18/17         1,940,000
       2,862,123  VML US Finance, LLC, Term
                      Loan B ............................    Ba3       BB           4.73%        05/25/13         2,834,696

                                      See Notes to Quarterly Portfolio of Investments                                Page 3



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


    PRINCIPAL                                                   RATINGS (c)                      STATED
      VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------    -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

                  CASINOS & GAMING - (Continued)
$      3,000,000  Wynn Las Vegas, LLC, Term
                      Loan B1............................    Ba3       BBB-         3.22%        08/17/15     $   2,910,000
                                                                                                              -------------
                                                                                                                 18,594,288
                                                                                                              -------------

                  COAL & CONSUMABLE FUELS - 0.8%
       2,992,500  Walter Energy, Inc., Term
                      Loan B ............................    B1        BB-          4.00%        04/01/18         2,872,800
                                                                                                              -------------

                  COMMUNICATIONS EQUIPMENT - 0.3%
         997,500  Commscope, Inc., Term Loan B...........    Ba3       BB           5.00%        01/14/18           957,600
                                                                                                              -------------

                  COMPUTER HARDWARE - 1.1%
       4,325,259  CDW, LLC, Extended Term Loan ..........    B2        B            4.25%        07/15/17         3,914,360
                                                                                                              -------------

                  CONSTRUCTION & ENGINEERING - 0.6%
       2,000,000  Terex Corp., Term Loan.................    Ba2       BB           5.50%        04/28/17         1,951,666
                                                                                                              -------------

                  CONSUMER FINANCE - 0.6%
       2,000,000  Ocwen Financial Corp., Term
                      Loan ..............................    B1        B            7.00%        08/12/16         1,920,000
                                                                                                              -------------

                  DATA PROCESSING & OUTSOURCED SERVICES - 1.6%
         857,143  Global Cash Access, Inc.,
                      Term Loan .........................    B1        BB-          7.00%        03/01/16           831,429
       5,720,578  Harland Clarke Holdings
                      Corp., Term Loan B ................    B1        B+       2.72%-2.75%      06/30/14         4,748,080
                                                                                                              -------------
                                                                                                                  5,579,509
                                                                                                              -------------

                  DIVERSIFIED CHEMICALS - 2.2%
         945,280  Ineos Group Limited, Term
                      Loan B2 ...........................    Ba3       B            7.50%        12/16/13           959,459
         945,861  Ineos Group Limited, Term
                      Loan C2 ...........................    Ba3       B            8.00%        12/16/14           960,049
       5,970,000  Univar, Inc., Term Loan B..............    B2        B            5.00%        06/30/17         5,527,223
                                                                                                              -------------
                                                                                                                  7,446,731
                                                                                                              -------------

                  DIVERSIFIED SUPPORT SERVICES - 0.6%
       1,990,000  Brickman Group Holdings,
                      Inc., Term Loan B .................    B1        B+           7.25%        10/14/16         1,965,125
                                                                                                              -------------

                  ELECTRIC UTILITIES - 0.7%
       3,241,410  Texas Competitive Electric
                      Holdings Company, LLC,
                      Term Loan B3 ......................    B2        CCC      3.71%-3.77%      10/10/14         2,479,679
                                                                                                              -------------

                  ELECTRONIC EQUIPMENT & INSTRUMENT - 0.8%
       2,884,000  iPayment, Inc., Term Loan B............    Ba2       B+           5.75%        05/08/17         2,710,960
                                                                                                              -------------

                  ENVIRONMENTAL & FACILITIES SERVICES - 2.2%
       5,940,000  EnergySolutions, LLC, Term
                     Loan ...............................    Ba2       BB+          6.25%        08/15/16         5,643,000

Page 4                                See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


    PRINCIPAL                                                   RATINGS (c)                      STATED
      VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------    -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

                  ENVIRONMENTAL & FACILITIES SERVICES - (Continued)
$      1,995,000  Waste Industries USA, Inc.,
                      Term Loan B .......................    B1        B+           4.75%        03/17/17     $   1,865,325
                                                                                                              -------------
                                                                                                                  7,508,325
                                                                                                              -------------

                  FOOD DISTRIBUTORS - 0.4%
       1,500,000  General Nutrition Centers,
                      Inc., Term Loan B .................    B1        B+           4.25%        03/02/18         1,425,000
                                                                                                              -------------

                  FOOD RETAIL - 3.0%
       4,166,014  SUPERVALU, Inc., Extended
                      Term Loan B2 ......................    B1        BB           3.47%        10/05/15         3,916,054
       3,752,324  Univision Corp., Term Loan ............    B2        B+           2.22%        09/29/14         3,333,313
       3,541,272  Univision Corp., Extended
                      Term Loan .........................    B2        B+           4.47%        03/31/17         3,032,214
                                                                                                              -------------
                                                                                                                 10,281,581
                                                                                                              -------------

                  GENERAL MERCHANDISE STORES - 0.3%
         997,500  Savers, Inc., Term Loan B..............    Ba3       B+           4.25%        03/04/17           957,600
                                                                                                              -------------

                  HEALTH CARE EQUIPMENT - 3.4%
       3,650,823  Biomet, Inc., Dollar Term
                      Loan ..............................    B1        BB-      3.22%-3.25%      03/25/15         3,395,266
       6,982,500  Carestream Health, Inc., Term
                      Loan B ............................    B1        BB-          5.00%        02/28/17         5,673,281
       2,976,864  DJO Finance, LLC, Term Loan............    Ba2       BB-          3.22%        05/20/14         2,751,119
                                                                                                              -------------
                                                                                                                 11,819,666
                                                                                                              -------------

                  HEALTH CARE FACILITIES - 6.7%
       2,552,176  CHS/Community Health Systems,
                      Inc., Extended Term Loan ..........    Ba3       BB       3.72%-3.82%      01/25/17         2,332,051
       3,000,000  Golden Living Drumm
                      Investors, LLC, Term Loan .........    B1        B+           5.00%        05/04/18         2,670,000
       3,291,558  HCA, Inc., Term Loan B-2 ..............    Ba3       BB           3.50%        03/31/17         3,039,205
       1,745,625  HCR ManorCare, LLC, Term Loan
                      B .................................    Ba3       B+           5.00%        04/06/18         1,475,053
       3,500,000  Kindred Healthcare, Inc.,
                      Term Loan B .......................    Ba3       B+           5.25%        06/01/18         3,255,000
       3,000,000  Select Medical Corp., Term
                      Loan B ............................    Ba3       BB-          5.50%        06/01/18         2,696,250
       2,000,000  Surgical Care Affiliates,
                      Inc., Term Loan B .................    Ba3       B            5.50%        06/22/18         1,900,000
       5,925,374  Vanguard Health Systems,
                      Inc., Term Loan B .................    Ba2       BB-          5.00%        01/29/16         5,609,356
                                                                                                              -------------
                                                                                                                 22,976,915
                                                                                                              -------------

                  HEALTH CARE SERVICES - 6.0%
       2,000,000  Alere, Inc., Term Loan B...............    Ba2       BB-          4.50%        07/01/18         1,880,000

                                      See Notes to Quarterly Portfolio of Investments                                Page 5



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


    PRINCIPAL                                                   RATINGS (c)                      STATED
      VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------    -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

                  HEALTH CARE SERVICES - (Continued)
$      4,987,500  Emergency Medical Services
                      Corp., Term Loan B ................    B1        B+           5.25%        05/25/18     $   4,646,689
       3,949,686  Gentiva Health Services,
                      Inc., Term Loan B .................    Ba2       B+           4.75%        08/17/16         3,396,730
       1,910,000  Healthways, Inc., Term Loan B .........    Ba2       BB           1.75%        12/01/13         1,833,600
       2,290,650  MedAssets, Inc., Term Loan B ..........    Ba3       BB-          5.25%        11/19/16         2,170,390
         995,000  Renal Advantage Holdings,
                      Inc., Term Loan B .................    Ba3       B            5.75%        12/10/16           980,075
       2,000,000  Rural Metro Corp., Term Loan,
                      First Lien ........................    Ba3       B            5.75%        06/30/18         1,880,000
       1,985,000  Sheridan Healthcare, Inc.,
                      Incremental Term Loan .............    B1        B            3.97%        06/15/14         1,806,350
         203,720  Vantage Oncology Holdings,
                      LLC, Delayed Draw Term
                      Loan ..............................    B2        B            7.00%        01/31/17           198,627
       1,676,862  Vantage Oncology Holdings,
                      LLC, Term Loan ....................    B2        B            6.25%        01/31/17         1,634,940
                                                                                                              -------------
                                                                                                                 20,427,401
                                                                                                              -------------

                  HEALTH CARE SUPPLIES - 0.5%
       1,990,000  ConvaTec, Inc., Term Loan B............    Ba3       B+           5.75%        12/22/16         1,845,725
                                                                                                              -------------

                  HOME ENTERTAINMENT SOFTWARE - 1.4%
       3,000,000  DG Fastchannel, Inc., Term
                      Loan B ............................    B1        BB-          5.75%        06/30/18         2,850,000
       1,995,000  NDS Group, Inc., Term Loan B...........    Ba2       BB-          4.00%        03/12/18         1,855,350
                                                                                                              -------------
                                                                                                                  4,705,350
                                                                                                              -------------

                  HOMEBUILDING - 0.2%
         954,660  Mattamy Funding Partnership,
                      Term Loan .........................    NR (f)    NR (f)       2.63%        04/11/13           849,647
                                                                                                              -------------

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.7%
       5,995,000  AES Corp., Term Loan B.................    Ba1       BB+          4.25%        06/01/18         5,767,688
       3,990,000  Calpine Corp., Term Loan B-1 ..........    B1        B+           4.50%        04/01/18         3,690,750
       2,000,000  Calpine Corp., Term Loan B-2 ..........    B1        B+           4.50%        04/01/18         1,850,000
       3,000,000  NRG Energy, Inc., Term Loan B .........    Baa3      BB+          4.00%        07/01/18         2,902,500
       2,863,636  Race Point Power, LLC, Term
                      Loan ..............................    Ba2       BB           7.75%        01/11/18         2,763,409
       2,538,462  Star West Generation, LLC,
                      Term Loan B .......................    Ba3       BB-          6.00%        05/24/18         2,392,500
                                                                                                              -------------
                                                                                                                 19,366,847
                                                                                                              -------------

Page 6                                See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


    PRINCIPAL                                                   RATINGS (c)                      STATED
      VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------    -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

                  INDUSTRIAL MACHINERY - 2.5%
$      1,995,000  Douglas Dynamics, LLC, Term
                      Loan ..............................    B1        BB           5.75%        04/18/18     $   1,915,200
       3,000,000  Husky International, Ltd.,
                      Term Loan B .......................    Ba3       B            6.50%        06/30/18         2,913,750
       3,887,658  Intelligrated, Inc., Term
                      Loan B ............................    B2        B+           7.50%        02/17/17         3,761,309
                                                                                                              -------------
                                                                                                                  8,590,259
                                                                                                              -------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 3.5%
       1,320,843  Avaya, Inc., Term Loan B1 .............    B1        B            3.06%        10/24/14         1,185,456
       3,653,185  Avaya, Inc., Term Loan B3 .............    B1        B            4.81%        10/26/17         3,164,571
       2,985,000  Global TelLink, Inc., Term
                      Loan B ............................    B1        B            5.00%        11/10/16         2,835,750
       2,984,829  nTelos, Inc., Term Loan B..............    Ba3       BB           4.00%        08/07/15         2,820,664
       2,000,000  Securus Technologies, Inc.,
                      Term Loan B .......................    B1        B+           5.25%        06/07/17         1,925,000
                                                                                                              -------------
                                                                                                                 11,931,441
                                                                                                              -------------

                  INTERNET SOFTWARE & SERVICES - 0.8%
       3,000,000  AVG Technologies, Term Loan B..........    B1        B+           7.50%        03/15/16         2,760,000
                                                                                                              -------------

                  IT CONSULTING & OTHER SERVICES - 1.1%
       2,925,000  Presidio, Inc., Term Loan B ...........    Ba3       B+           7.25%        03/31/17         2,808,000
         984,034  West Corp., Term Loan B5 ..............    Ba3       BB-          4.50%        07/15/16           932,372
                                                                                                              -------------
                                                                                                                  3,740,372
                                                                                                              -------------

                  LEISURE FACILITIES - 1.1%
       3,870,130  Six Flags, Inc., Term Loan B...........    B1        BB           5.25%        06/30/16         3,773,377
                                                                                                              -------------

                  LEISURE PRODUCTS - 1.8%
       2,982,450  Live Nation Entertainment,
                      Inc., Term Loan B .................    Ba2       BB-          4.50%        11/07/16         2,803,503
       1,251,395  LodgeNet Entertainment Corp.,
                      Term Loan .........................    B3        B            6.50%        04/04/14         1,113,741
       2,500,000  SRAM, LLC, Term Loan B.................    Ba2       B+       4.75%-5.75%      06/10/18         2,375,000
                                                                                                              -------------
                                                                                                                  6,292,244
                                                                                                              -------------

                  LIFE & HEALTH INSURANCE - 0.5%
       1,646,838  CNO Financial Group, Inc.,
                      Term Loan .........................    B1        B+           6.25%        09/30/16         1,605,667
                                                                                                              -------------

                  LIFE SCIENCES TOOLS & SERVICES - 2.0%
       2,976,731  inVentiv Health, Inc., Term
                      Loan ..............................    B1        BB-          6.50%        08/04/16         2,805,569
       1,000,000  inVentiv Health, Inc., Term
                      Loan 3 ............................    B1        BB-          6.75%        07/19/18           940,000
       3,500,000  Quintiles Transnational
                      Corp., Term Loan B, First
                      Lien ..............................    B1        BB-          5.00%        06/02/18         3,241,875
                                                                                                              -------------
                                                                                                                  6,987,444
                                                                                                              -------------

                                      See Notes to Quarterly Portfolio of Investments                                Page 7



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


    PRINCIPAL                                                   RATINGS (c)                      STATED
      VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------    -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

                  MANAGED HEALTH CARE - 2.1%
$      7,818,510  MultiPlan, Inc., Term Loan.............    Ba3       B            4.75%        08/26/17     $   7,241,895
                                                                                                              -------------

                  MOVIES & ENTERTAINMENT - 2.1%
       1,638,415  AMC Entertainment, Inc., Term
                      Loan ..............................    Ba2       BB-          3.50%        12/15/16         1,529,187
       1,338,462  Filmyard Holdings, LLC, Term
                      Loan B ............................    Ba2       BB-          7.75%        06/22/16         1,325,077
       1,492,500  Regal Cinemas Corp., Term
                      Loan ..............................    Ba2       BB-          3.50%        08/23/17         1,404,816
       2,992,500  TWCC Holding Corp., Term Loan
                      B .................................    Ba3       BB-          4.25%        02/11/17         2,865,319
                                                                                                              -------------
                                                                                                                  7,124,399
                                                                                                              -------------

                  OIL & GAS EQUIPMENT & SERVICES - 0.5%
       1,978,632  Aquilex Holdings, LLC, Term
                      Loan ..............................    B3        B            6.00%        04/01/16         1,582,905
                                                                                                              -------------

                  OIL & GAS REFINING & MARKETING - 0.4%
         105,556  Alon USA, Inc., Term Loan
                      (Edgington Facility) ..............    B1        B+       2.47%-2.57%      08/05/13            94,736
         844,444  Alon USA, Inc., Term Loan
                      (Paramount Facility) ..............    B1        B+       2.47%-2.57%      08/05/13           757,889
         583,165  Citgo Petroleum Corp., Term
                      Loan B ............................    Ba2       BB+          8.00%        06/24/15           581,707
                                                                                                              -------------
                                                                                                                  1,434,332
                                                                                                              -------------

                  OTHER DIVERSIFIED FINANCIAL SERVICES - 5.2%
       2,987,513  Fifth Third Processing
                      Solutions, LLC, Term Loan
                      B .................................    Ba3       BB-          4.50%        11/03/16         2,823,199
       4,697,222  First American Payment
                      Systems, L.P., Term Loan
                      B .................................    B1        B+           6.75%        11/01/16         4,579,792
         938,593  First Data Corp., Term Loan
                      B2 ................................    B1        B+           2.97%        09/24/14           828,308
       5,631,559  First Data Corp., Term Loan
                      B3 ................................    B1        B+           2.97%        09/24/14         4,969,851
         871,795  Moneygram International, Term
                      Loan B ............................    Ba1       BB-          4.50%        11/18/17           833,654
       3,000,000  Royalty Pharma Finance Trust,
                      Term Loan .........................    Baa2      BBB-         4.00%        05/08/18         2,902,500
       1,000,000  WorldPay U.S., Inc., Facility
                      B2A (USD) .........................    Ba2       BB           5.25%        11/30/17           949,250
                                                                                                              -------------
                                                                                                                 17,886,554
                                                                                                              -------------

                  PACKAGED FOODS & MEATS - 2.1%
       3,865,511  Dean Foods Co., Term Loan B............    Ba3       BB-          3.25%        04/02/16         3,556,271
       2,000,000  Del Monte Foods Company, Term              Ba3       B+
                      Loan B ............................                           4.50%        03/08/18         1,892,500

Page 8                                See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


    PRINCIPAL                                                   RATINGS (c)                      STATED
      VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------    -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

                  PACKAGED FOODS & MEATS - (Continued)
$        997,500  Farley's and Sathers Candy
                      Co., Inc., Term Loan B ............    B1        B+           6.50%        03/30/18     $     977,550
       1,000,000  JBS USA, LLC, Term Loan B .......          Ba3       BB           4.25%        05/25/18           942,500
                                                                                                              -------------
                                                                                                                  7,368,821
                                                                                                              -------------

                  PAPER PACKAGING - 3.6%
       1,943,000  RanPak Corp., Term Loan B .....            NR (f)    NR (f)       4.75%        04/20/17         1,901,711
       8,977,500  Reynolds Consumer Products
                      Holdings, Inc., Term Loan .........    Ba3       BB           6.50%        02/09/18         8,618,400
       2,000,000  Reynolds Consumer Products
                      Holdings, Inc., Term Loan
                      C .................................    Ba3       BB           6.50%        08/03/18         1,913,334
                                                                                                              -------------
                                                                                                                 12,433,445
                                                                                                              -------------

                  PHARMACEUTICALS - 2.4%
       2,815,187  Catalent Pharma Solutions,
                      Inc., Dollar Term Loan ............    Ba3       BB-          2.47%        04/10/14         2,414,022
       2,493,110  IMS Health, Term Loan B................    Ba3       BB           4.50%        08/26/17         2,374,688
       1,596,000  Warner Chilcott, PLC, Term
                      Loan B1 ...........................    Ba3       BBB-         4.25%        03/15/18         1,528,170
         798,000  Warner Chilcott, PLC, Term
                      Loan B2 ...........................    Ba3       BBB-         4.25%        03/15/18           764,085
       1,097,250  Warner Chilcott, PLC, Term
                      Loan B3 ...........................    Ba3       BBB-         4.25%        03/15/18         1,050,617
                                                                                                              -------------
                                                                                                                  8,131,582
                                                                                                              -------------

                  PUBLISHING - 1.5%
       2,985,000  Cenveo Corporation, Term Loan .........    Ba3       BB-          6.25%        12/21/16         2,884,256
       1,961,378  Getty Images, Inc., Term Loan
                      B .................................    Ba3       BB-          5.25%        11/09/16         1,927,054
         784,964  Yell Group, PLC, Term Loan B1 .........    Caa1      CCC+         3.97%        07/31/14           245,301
                                                                                                              -------------
                                                                                                                  5,056,611
                                                                                                              -------------

                  REAL ESTATE OPERATING COMPANIES - 0.8%
       2,985,000  ClubCorp Corp Operations,
                      Inc., Term Loan ...................    Ba2       BB           6.00%        11/30/16         2,790,975
                                                                                                              -------------

                  REAL ESTATE SERVICES - 2.3%
       2,000,000  CB Richard Ellis Services,
                      Inc., Term Loan C .................    Ba1       BB           3.47%        03/04/18         1,896,666
       4,985,000  CB Richard Ellis Services,
                      Inc., Term Loan D .................    Ba1       BB           3.71%        09/04/19         4,719,135
       1,393,829  Realogy Corp., Term Loan,
                      First Lien ........................    B1        B-           4.52%        10/10/16         1,146,424
                                                                                                              -------------
                                                                                                                  7,762,225
                                                                                                              -------------

                                      See Notes to Quarterly Portfolio of Investments                                Page 9



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


    PRINCIPAL                                                   RATINGS (c)                      STATED
      VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------    -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

                  RESEARCH & CONSULTING SERVICES - 5.3%
$      1,995,000  Acosta, Inc., Term Loan B..............    NR (f)    NR (f)       4.75%        03/01/18     $   1,865,325
       5,970,000  Advantage Sales & Marketing,
                      Inc., Term Loan, First
                      Lien ..............................    NR        B+           5.25%        12/17/17         5,636,677
       6,493,029  Affinion Group, Inc., Term
                      Loan B ............................    Ba3       BB-          5.00%        10/09/16         5,892,424
       1,708,785  Nielsen Finance, LLC, Dollar
                      Term Loan B .......................    Ba2       BB           3.96%        05/02/16         1,629,753
       1,470,056  Nielsen Finance, LLC, Dollar
                      Term Loan C .......................    Ba2       BB           3.46%        05/02/16         1,385,528
       2,000,000  Symphony IRI Group, Inc.,
                      Term Loan B-2 .....................    B1        B+           5.00%        12/01/17         1,915,000
                                                                                                              -------------
                                                                                                                 18,324,707
                                                                                                              -------------

                  RESTAURANTS - 2.1%
       1,990,000  Burger King Corp., Term Loan
                      B .................................    Ba3       BB-          4.50%        10/19/16         1,883,037
       2,240,634  Dunkin Brands, Inc., Term
                      Loan B2 ...........................    B2        B            4.00%        11/23/17         2,151,009
       3,245,079  Focus Brands, Inc., Term Loan
                      B .................................    B2        B        5.25%-6.25%      11/05/16         3,115,276
                                                                                                              -------------
                                                                                                                  7,149,322
                                                                                                              -------------

                  RETAIL REITS - 1.3%
       4,893,547  Capital Automotive L.P., Term
                      Loan B ............................    Ba3       B+           5.00%        03/11/17         4,563,232
                                                                                                              -------------

                  SEMICONDUTORS - 1.5%
       3,964,469  Freescale Semiconductor,
                      Inc., Extended Term Loan ..........    B1        B            4.46%        12/01/16         3,597,756
       1,622,804  Intersil Corporation, Term
                      Loan ..............................    Ba2       BB+          4.75%        04/27/16         1,559,921
                                                                                                              -------------
                                                                                                                  5,157,677
                                                                                                              -------------

                  SPECIALIZED CONSUMER SERVICES - 4.1%
         226,464  ARAMARK Corp., Prefunded
                      Synthetic Letter of
                      Credit 2 ..........................    Ba3       BB           3.50%        07/26/16           209,479
       3,443,529  ARAMARK Corp., Term Loan B ............    Ba3       BB           3.50%        07/26/16         3,185,264
       5,877,273  Asurion Corp., Term Loan B ............    NR        B+           5.50%        05/24/18         5,495,250
       2,000,000  Asurion Corp., Term Loan,
                      Second Lien .......................    NR        B-           9.00%        05/24/19         1,912,500
       1,952,080  Language Line, LLC, Term Loan
                      B .................................    Ba3       B+           6.25%        06/20/16         1,815,434
       1,486,457  Protection One, Inc., Term
                      Loan ..............................    B1        BB           6.00%        06/04/16         1,419,567
                                                                                                              -------------
                                                                                                                 14,037,494
                                                                                                              -------------

Page 10                               See Notes to Quarterly Portfolio of Investments



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


    PRINCIPAL                                                   RATINGS (c)                      STATED
      VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------    -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

                  SPECIALTY CHEMICALS - 4.0%
$      1,455,319  Arizona Chemical, Inc., Term
                      Loan B ............................    B1        B+           4.75%        11/19/16     $   1,398,925
       1,986,424  Houghton International, Inc.,
                      Term Loan B .......................    B1        B            6.75%        01/31/16         1,946,696
       1,918,644  Nusil Technology, LLC, Term
                      Loan, First Lien ..................    NR (f)    NR (f)       5.25%        04/07/17         1,813,118
       2,000,000  OM Group, Inc., Term Loan B............    Ba2       BB-          5.75%        08/04/17         1,970,000
       1,488,750  Omnova Solutions, Inc., Term
                      Loan B ............................    Ba2       B+           5.75%        05/31/17         1,436,644
       3,359,244  Solutia, Inc., Term Loan ..............    Ba1       BB+          3.50%        08/01/17         3,203,879
       1,990,000  Styron Corp., Term Loan B .............    B1        B+           6.00%        08/02/17         1,820,850
                                                                                                              -------------
                                                                                                                 13,590,112
                                                                                                              -------------

                  SPECIALTY STORES - 2.6%
       1,995,000  Jo-Ann Stores, Inc., Term
                      Loan B ............................    B1        B+           4.75%        03/16/18         1,845,375
       3,482,500  NBTY, Inc., Term Loan B ...............    Ba3       BB-          4.25%        10/01/17         3,321,435
       3,960,000  Petco Animal Supplies, Inc.,
                      Term Loan .........................    B1        B            4.50%        11/24/17         3,689,401
                                                                                                              -------------
                                                                                                                  8,856,211
                                                                                                              -------------

                  SYSTEMS SOFTWARE - 2.8%
       1,018,366  Open Solutions, Inc., Term
                      Loan, First Lien ..................    B1        BB-          2.38%        01/23/14           835,908
         500,000  SunGard Data Systems, Inc.,
                      Incremental Term Loan .............    Ba3       BB           3.71%        02/28/14           465,000
       4,260,021  SunGard Data Systems, Inc.,
                      Term Loan B .......................    Ba3       BB       3.84%-3.89%      02/28/16         3,908,570
       4,480,000  Vertafore, Inc., Term Loan,
                      First Lien ........................    B1        B+           5.25%        07/29/16         4,256,000
                                                                                                              -------------
                                                                                                                  9,465,478
                                                                                                              -------------

                  TRUCKING - 2.6%
       3,990,000  Hertz Corp., Term Loan B...............    Ba1       BB           3.75%        03/11/18         3,780,525
       3,000,000  Sirva Worldwide, Inc., Term
                      Loan B ............................    NR (f)    NR (f)      10.75%        03/31/16         2,925,000
       2,358,385  Swift Transportation Co.,
                      Inc., Term Loan B .................    B1        BB-          6.00%        12/21/16         2,238,992
                                                                                                              -------------
                                                                                                                  8,944,517
                                                                                                              -------------

                  WIRELESS TELECOMMUNICATION SERVICES - 2.1%
       3,486,255  MetroPCS Wireless, Inc., Term
                      Loan B ............................    Ba1       BB           4.00%        03/18/18         3,220,428
       2,985,000  Syniverse Technologies, Inc.,
                      Term Loan B .......................    B1        BB-          5.25%        12/22/17         2,880,525

                                      See Notes to Quarterly Portfolio of Investments                               Page 11



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


    PRINCIPAL                                                   RATINGS (c)                      STATED
      VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------    -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

                  WIRELESS TELECOMMUNICATION SERVICES - (Continued)
$        997,500  TowerCo Finance, LLC, Term
                      Loan B ............................    Ba3       BB-          5.25%        02/02/17     $     947,625
                                                                                                              -------------
                                                                                                                  7,048,578
                                                                                                              -------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS .............................................       504,572,603
                  (Cost $535,537,837)                                                                         -------------


    PRINCIPAL                                                                                    STATED
      VALUE                               DESCRIPTION                               RATE        MATURITY          VALUE
----------------  ------------------------------------------------------------  -----------   -------------   -------------

NOTES - 0.0%

                  HOMEBUILDING - 0.0%
$        727,273  TOUSA, Inc. (Payment-In-kind Election Note) (g)
                      (h) (i) (j).............................................     14.75%        07/01/15                 0
                                                                                                              -------------
                  TOTAL NOTES ...........................................................................                 0
                  (Cost $436,364)                                                                             -------------




     SHARES                                              DESCRIPTION                                              VALUE
----------------  -----------------------------------------------------------------------------------------   -------------

COMMON STOCKS - 0.4%

                  DIVERSIFIED CHEMICALS - 0.4%
          38,260  LyondellBasell Industries AF S.C.A., Class B ............................................       1,325,709
                                                                                                              -------------
                  TOTAL COMMON STOCKS .....................................................................       1,325,709
                  (Cost $633,317)                                                                             -------------

WARRANTS - 0.0%

                  BROADCASTING - 0.0%
           1,449  Cumulus Media, Inc. (g) (i)..............................................................           2,203
                                                                                                              -------------
                  TOTAL WARRANTS ..........................................................................           2,203
                  (Cost $0)                                                                                   -------------

PREFERRED STOCKS - 0.0%

                  HOMEBUILDING - 0.0%
           4,273  TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred                                       0
                  Stock) (g) (h) (i) (k)...................................................................
                                                                                                              -------------
                  TOTAL PREFERRED STOCKS ..................................................................               0
                  (Cost $2,563,636)                                                                           -------------

                  TOTAL INVESTMENTS - 147.6% ..............................................................     505,900,515
                  (Cost $539,171,154) (l)

                  OUTSTANDING LOAN - (42.0%) ..............................................................    (144,000,000)

                  NET OTHER ASSETS AND LIABILITIES - (5.6%) ...............................................     (19,187,937)
                                                                                                              -------------
                  NET ASSETS - 100.0% .....................................................................   $ 342,712,578
                                                                                                              =============

Page 12                               See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All investments are available to serve as collateral on the outstanding loan.

(c) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(d) Senior Loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum base LIBOR rate.

(e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.


(f) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(g) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(h)   This borrower has filed for protection in federal bankruptcy court.

(i) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note D - Restricted Investments in the
      Notes to Quarterly Portfolio of Investments).

(j) This security is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum will be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash , (ii) entirely in Payment-in-Kind interest or (iii) a combination thereof. Interest is to be paid semi-annually; however, the issuer is in default and income is not being accrued.

(k)   Non-income producing security.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $742,367 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,013,006.

NR    Not Rated


                See Notes to Quarterly Portfolio of Investments          Page 13

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
AUGUST 31, 2011 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                        TOTAL           LEVEL 1           LEVEL 2             LEVEL 3
                                                       VALUE AT         QUOTED          SIGNIFICANT         SIGNIFICANT
                                                      8/31/2011         PRICES       OBSERVABLE INPUTS  UNOBSERVABLE INPUTS
                                                   ---------------   -------------   -----------------  -------------------

Senior Floating-Rate Loan Interests:
     Aerospace & Defense                           $    23,883,215    $         --   $      21,756,094   $       2,127,121
     Asset Management & Custody Banks                   19,625,741              --          16,121,288           3,504,453
     Auto Parts & Equipment                             12,752,329              --          11,282,329           1,470,000
     Cable & Satellite                                  10,806,079              --           8,915,579           1,890,500
     Casinos & Gaming                                   18,594,288              --          16,654,288           1,940,000
     Health Care Services                               20,427,401              --          18,593,834           1,833,567
     Homebuilding                                          849,647              --                  --             849,647
     Independent Power Producers & Energy Traders       19,366,847              --          16,464,347           2,902,500
     Internet Software & Services                        2,760,000              --                  --           2,760,000
     Other Industry Categories*                        375,507,056              --         375,507,056                  --
                                                   ---------------   -------------   -----------------   -----------------
     Total Senior Floating-Rate Loan Interests         504,572,603              --         485,294,815          19,277,788
Common Stocks*                                           1,325,709       1,325,709                  --                  --
Warrants*                                                    2,203              --               2,203                  --
                                                   ---------------   -------------   -----------------   -----------------
TOTAL INVESTMENTS                                  $   505,900,515   $   1,325,709   $     485,297,018   $      19,277,788
                                                   ===============   =============   =================   =================

* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.


All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

                                                                              NET         CHANGE IN
                                                              TRANSFERS     REALIZED   NET UNREALIZED       NET      BALANCE AS OF
INVESTMENTS AT FAIR VALUE USING              BALANCE AS OF     IN (OUT)      GAINS      APPRECIATION     PURCHASES     AUGUST 31,
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)     MAY 31, 2011    OF LEVEL 3    (LOSSES)   (DEPRECIATION)     (SALES)         2011
-------------------------------------------  --------------  ------------  ----------  --------------  ------------  ---------------
Senior Floating-Rate Loan
  Interests                                   $ 34,433,986   $(10,630,435) $   34,185    $ (829,382)   $ (3,730,566)  $  19,277,788




Page 14         See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                          AUGUST 31, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Senior Floating Rate Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair value of Senior Loans may be based on infrequent and dated information. Because there is less reliable and objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses broker quotes to value the Senior Loans.

Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities traded in the over-the-counter market are valued at their closing bid prices.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service cannot provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)  the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)  the type, size and cost of a security;

      4)  the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)  the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12) other relevant factors.

--------
1 The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                          AUGUST 31, 2011 (UNAUDITED)


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar securities in active markets.

         o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of August 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS:

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have unfunded delayed draw loan commitments as of August 31, 2011.

D. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional investors. As of August 31, 2011, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.


                                                                                                                % OF
                                                                                                             NET ASSETS
                                                                                                             APPLICABLE
                                           ACQUISITION   PRINCIPAL      VALUE        CURRENT                  TO COMMON
SECURITY                                      DATE      VALUE/SHARES  PER SHARE   CARRYING COST    VALUE       SHARES
-----------------------------------------  -----------  ------------  ----------  --------------  ---------  ------------
Cumulus Media, Inc. - Warrants              6/29/09           1,449      $1.52    $           --  $   2,203      0.00% *

TOUSA, Inc. - Notes                         7/31/07(1)    $ 727,273         --           436,364         --      0.00

TOUSA, Inc. - Preferred Stocks              7/31/07(1)        4,273         --         2,563,636         --      0.00
                                                                                  --------------  ---------  ------------
                                                                                  $    3,000,000  $   2,203      0.00% *
                                                                                  ==============  =========  ============

 *  Amount is less than 0.01%.
(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Senior Floating Rate Income Fund II (formerly known as
              First Trust/Four Corners Senior Floating Rate Income Fund II)
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date   October 24, 2011
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date   October 24, 2011
     --------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date   October 24, 2011
     --------------------

* Print the name and title of each signing officer under his or her signature.